Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options	3,531,064	3,531,064
Weighted average remaining contractual life of options outstanding	18 years	20 years
2024 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 159.87	$ 159.87
Share Options	30,144	30,144
2026 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 41.23	$ 41.23
Share Options	22,870	22,870
2027 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 4.52	$ 4.52
Share Options	8,370	8,370
2031 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 41.23	$ 41.23
Share Options	2,430	2,430
2040 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 0.48	$ 0.48
Share Options	3,433,000	3,433,000
2041 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 41.23	$ 41.23
Share Options	34,250	34,250